Note 1 - Description of Plan (Details Textual) - EBP 71-0335111 001 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Employee Benefit Plan, Minimum Age of Participant Required to Make Make-up Contribution	50
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Minimum Vesting Period (Year)	6 years
EBP, Vesting Percentage	0.00%
EBP, Vesting Percentage	20.00%
EBP, Vesting Percentage	40.00%
EBP, Vesting Percentage	60.00%
EBP, Vesting Percentage	80.00%
EBP, Vesting Percentage	100.00%
EBP, Minimum Hours of Service Within a Year Required for Participants to Receive Vesting Service Credit	1,000
Employee Benefit Plan, Forfeited Nonvested Account, Decrease	$ 3,426,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	3,052,000
EBP, Forfeited Nonvested Account	467,000	$ 93,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Asset Held for Investment, Participant Loan, Variable Rate	1.00%
EBP, Asset Held for Investment, Participant Loan, Maximum Number of Loans per Participant	2
Loan for Primary Residence [Member]
EBP, Asset Held for Investment, Participant Loan, Loan Term (Year)	20 years
Minimum [Member]
EBP, Participant Contribution, Automatic, Deferral Rate	100.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Minimum [Member] | General Loan [Member]
EBP, Asset Held for Investment, Participant Loan, Loan Term (Year)	1 year
Maximum [Member]
EBP, Participant Contribution, Automatic, Deferral Rate	50.00%
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Maximum [Member] | General Loan [Member]
EBP, Asset Held for Investment, Participant Loan, Loan Term (Year)	5 years